Other Income and Other Expense - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Income And Expenses [Abstract]
VAT relief	€ 755	€ 1,216	€ 1,392
Reimbursements	498	519
Provisions for legal claims released	€ 100	€ 332	€ 1,700